15. Non-financial assets and liabilities	12 Months Ended
Dec. 31, 2017
Non-financial Assets And Liabilities
Non-financial assets and liabilities
15.1.	Other non-financial assets

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Non-current:
Tax credits	8,213	1,811
Prepayments to vendors	4,508	4,472
Upfront payments of property, plant and equipment purchases	-	1,460,264
	12,721	1,466,547

Current:
Upfront payments of inventories purchases	41,596	46,205
Prepayment expenses	87,273	66,025
Tax credits	335,487	17,840
Other	6,539	7,040
	470,895	137,110

15.2.	Other non-financial liabilities

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Non-current:
VAT payable	448,712	613,363
Tax on bank account transactions payable	19,983	21,799
	468,695	635,162

Current:
VAT payable	569,005	385,846
Turnover tax payable	6,335	8,982
Income tax withholdings payable	26,312	19,666
Concession fees and royalties	17,102	8,767
Tax on bank account transactions payable	39,557	41,096
Other	1,357	12,428
	659,668	476,785

15.3.	Compensation and employee benefits liabilities

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Non-current:
Employee long-term benefits	113,097	87,705

The following tables summarize the components of net benefit expense recognized in the consolidated statement of income as long-term employee benefit plans and the changes in the long-term employee benefit liabilities recognized in the consolidated statement of financial position.

	12-31-2017	12-31-2016
	ARS 000	ARS 000
Benefit plan expenses
Cost of interest	20,857	22,859
Cost of service for the current year	6,338	4,039
Past service cost	3,286	-
Expense recognized during the year	30,481	26,898

Defined benefit obligation at beginning of year	87,705	56,112
Cost of interest	20,857	22,859
Cost of service for the current year	6,338	4,039
Past service cost	3,286	-
Actuarial losses recognized in other comprehensive income	17,380	20,594
Benefits paid	(17,444)	(15,899)
Discontinued operations	(5,025)	-
Defined benefit obligation at end of year	113,097	87,705

The main key assumptions used to determine the obligations as of year-end are as follows:

Main key assumptions used	2017	2016

Discount rate	5.50%	6.50%

Increase in the real annual salary	2.00%	2.00%

Turn over of participants	0.73%	0.73%

A one percentage point change in the discount rate applied would have the following effect:

	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2017 year-end	(8,816)	10,111
Effect on the benefit obligation as of the 2016 year-end	(6,135)	7,114

A one percentage point change in the annual salary assumed would have the following effect:

	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2017 year-end	9,333	(8,296)
Effect on the benefit obligation as of the 2016 year-end	6,600	(5,788)

As of December 31, 2017, and 2016, the Group had no assets in connection with employee benefit plans.

	12-31-2017	12-31-2016
	ARS 000	ARS 000
Current:
Vacation and statutory bonus	119,196	88,647
Contributions payable	50,113	39,204
Bonus accrual	144,418	73,405
Other	9,351	4,667
	323,078	205,923